April 15, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	DBX ETF Trust (File Nos. 333-170122 and 811-22487)
Filing Pursuant to Rule 485(b)

Ladies and Gentlemen:

On behalf of our client, DBX ETF Trust, we are filing, pursuant to Rule 485(b) under the Securities Act of 1933 (the “1933 Act”), and the Investment Company Act of 1940, Post-Effective Amendment No. 8 to the Trust’s Registration Statement on Form N-1A (“PEA No. 8”). This filing is being made pursuant to Rule 485(b)(1)(iii) under the 1933 Act for the sole purpose of designating a new effective date, May 15, 2013, for Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A, which was filed via EDGAR Accession No. 0001193125-13-032189 on January 31, 2013.

I hereby certify that this PEA No. 8 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please direct any questions or comments you may have to my attention at the address listed above. In addition, please feel free to contact me at 202.373.6799 with your questions or comments.

Sincerely,

/s/ W. John McGuire
W. John McGuire